INCOME TAXES (Net Operating Losses Before Utilization) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic	$ 5,823	$ 6,178	$ 5,368
Foreign	10,444	11,148	9,143
Total Loss Before Income Taxes	$ 16,267	$ 17,326	$ 14,511